Property and Equipment, Net of Accumulated Depreciation and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 290,585	$ 259,968
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	237,900	207,400
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	45,500	46,400
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 7,200	$ 6,200